Offerings	Oct. 11, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 399,164,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,112.01
Offering Note	Title of each class of securities to which transaction applies: In addition to the securities listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the Registrant on September 4, 2024, the securities to which this transaction applies is supplemented by including the Depositary Shares, each representing a 1/1,000th Interest in a 7.00% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, Series D, par value $1.00 per share ("Enstar Series D Preferred Shares") and the Depositary Shares, each representing a 1/1,000th 7.00% Perpetual Non-Cumulative Preference Shares, Series E, par value $1.00 per share ("Enstar Series E Preferred Shares"). Aggregate number of securities to which transaction applies: In addition to the securities listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the Registrant on September 4, 2024, the aggregate number of securities to which this transaction applies is supplemented by including 16,000 Enstar Series D Preferred Shares and 4,400 Enstar Series E Preferred Shares, which are the aggregate number of Enstar Series D Preferred Shares and Enstar Series E Preferred Shares to which this transaction applies, respectively. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the additional amount calculated in paragraph 3 of Note 2 below above by 0.0001531.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 5,175,781,495.30
Amount of Registration Fee	$ 763,945.35
Offering Note	Title of each class of securities to which transaction applies: In addition to the securities listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the Registrant on September 4, 2024, the securities to which this transaction applies is supplemented by including the Depositary Shares, each representing a 1/1,000th Interest in a 7.00% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, Series D, par value $1.00 per share ("Enstar Series D Preferred Shares") and the Depositary Shares, each representing a 1/1,000th 7.00% Perpetual Non-Cumulative Preference Shares, Series E, par value $1.00 per share ("Enstar Series E Preferred Shares"). Aggregate number of securities to which transaction applies: In addition to the securities listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the Registrant on September 4, 2024, the aggregate number of securities to which this transaction applies is supplemented by including 16,000 Enstar Series D Preferred Shares and 4,400 Enstar Series E Preferred Shares, which are the aggregate number of Enstar Series D Preferred Shares and Enstar Series E Preferred Shares to which this transaction applies, respectively. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee and in addition to the underlying value of the transaction listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the Registrant on September 4, 2024, the underlying value of the transaction is supplemented by adding an amount equal to the sum of (a) the product of 16,000 issued and outstanding Enstar Series D Preferred Shares and $19.335, which is the average of the high and low prices per epositary share representing an interest in the Enstar Series D Preferred Shares as reported on NASDAQ on October 8, 2024, multiplied by 1,000; and (b) the product of 4,400 issued and outstanding Enstar Series E Preferred Shares and $20.41, which is the average of the high and low prices per depositary share representing an interest in the Enstar Series E Preferred Shares as reported on NASDAQ on October 8, 2024, multiplied by 1,000. The previously reported amount of the filing fee calculated in accordance with Rule 0-11(b)(1) under the Exchange Act based on the aggregate cash payment for the outstanding ordinary shares of the Registrant subject to the transaction as listed on Exhibit 107 of the Preliminary Proxy Statement on Schedule 14A filed by the issuer on September 4, 2024 and the filing fee rate as of September 4, 2024.